Long-term debt - Narrative (Detail)	Jun. 01, 2020 USD ($)	Apr. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) credit_facility	Feb. 24, 2020 USD ($)	Feb. 14, 2020 CAD ($)
Debt Instrument [Line Items]
Short-term debt			$ 659,558,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Debt repaid upon maturity		$ 100,000,000
Senior Unsecured Notes | Algonquin Power Senior Unsecured Revolving Facility Maturing June 2021 [Member] | Letter of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 350,000,000
Senior Unsecured Notes | Senior Unsecured Bank Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 1,600,000,000
Number of New Credit Facilities | credit_facility			3
Line of credit facility, amount outstanding			$ 400,000,000
Senior Unsecured Notes | Senior Unsecured Debentures Due February 2050
Debt Instrument [Line Items]
Par value					$ 200,000,000
Weighted average coupon					3.315%
Senior Secured Utility Bonds
Debt Instrument [Line Items]
Debt repaid upon maturity	$ 100,000,000